Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $27,775,000.
Narrative - Max Aggregate Offering Price	$ 27,775,000
Final Prospectus	true